SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

Scudder Classic Growth Fund

Supplement to Prospectus
Dated February 1, 2000

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The following information replaces disclosure in "The portfolio managers"
section on page 7 of the prospectus:

The following person handles the day-to-day management of the fund.

William F. Gadsden
Lead Portfolio Manager
 o  Began investment career in 1981
 o  Joined the adviser in 1983
 o  Joined the fund team in 1996










September 12, 2000